Goodwill and Intangible assets (Details) - BRL (R$) R$ in Millions	12 Months Ended			24 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 21,110	R$ 17,330
Acquisitions	2,422
Ending balance	23,114	21,110	R$ 17,330	R$ 21,110
Beginning balance	23,114	21,110	17,330	21,110
Hyperinflationary [member]
IfrsStatementLineItems [Line Items]
Amortization other	61	34
Acquisition of payrolls and associations rights [member]
IfrsStatementLineItems [Line Items]
Amortization expense	1,202	860	594
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	39,752	34,203
Acquisitions	5,768	7,667
Rescissions / disposals	(504)	(324)
Exchange variation	(1,256)	(1,331)
Amortization other	182	(463)
Ending balance	43,942	39,752	34,203	39,752
Beginning balance	43,942	39,752	34,203	39,752
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(11,727)	(9,725)
Rescissions / disposals	487	252
Exchange variation	329	196
Amortization other	(139)	211
Ending balance	(14,393)	(11,727)	(9,725)	(11,727)
Amortization expense	(3,343)	(2,661)
Beginning balance	(14,393)	(11,727)	(9,725)	(11,727)
Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(6,915)	(7,148)
Exchange variation	481	640
Ending balance	(6,435)	(6,915)	(7,148)	(6,915)
Incresase	(1)	(440)
Beginning balance	R$ (6,435)	(6,915)	(7,148)	(6,915)
Disposals, intangible assets and goodwill		R$ 33
Promotion and offer of financial products and service [Member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	8.00%	8.00%
Beginning balance	R$ 571
Ending balance	450	R$ 571		571
Beginning balance	450	571		571
Promotion and offer of financial products and service [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,657	2,822
Acquisitions		5
Exchange variation	(276)	(155)
Amortization other	(15)	(15)
Ending balance	2,366	2,657	2,822	2,657
Beginning balance	2,366	2,657	2,822	2,657
Promotion and offer of financial products and service [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,374)	(1,347)
Exchange variation	116	68
Amortization other	16	14
Ending balance	(1,357)	(1,374)	(1,347)	(1,374)
Amortization expense	(115)	(109)
Beginning balance	(1,357)	(1,374)	(1,347)	(1,374)
Promotion and offer of financial products and service [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(712)	(789)
Exchange variation	153	77
Ending balance	(559)	(712)	(789)	(712)
Beginning balance	R$ (559)	R$ (712)	(789)	(712)
Software acquisition [Member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 2,156
Ending balance	1,515	R$ 2,156		2,156
Beginning balance	1,515	2,156		2,156
Software acquisition [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,476	6,484
Acquisitions	519	738
Rescissions / disposals	(23)	(65)
Exchange variation	(339)	(238)
Amortization other	(1,210)	(443)
Ending balance	5,423	6,476	6,484	6,476
Beginning balance	5,423	6,476	6,484	6,476
Software acquisition [Member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,149)	(3,680)
Rescissions / disposals	7	28
Exchange variation	188	125
Amortization other	734	197
Ending balance	(3,737)	(4,149)	(3,680)	(4,149)
Amortization expense	(517)	(819)
Beginning balance	(3,737)	(4,149)	(3,680)	(4,149)
Software acquisition [Member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(171)	(204)
Ending balance	(171)	(171)	(204)	(171)
Beginning balance	R$ (171)	(171)	(204)	(171)
Disposals, intangible assets and goodwill		R$ 33
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Beginning balance	R$ 6,114
Ending balance	9,131	R$ 6,114		6,114
Beginning balance	9,131	6,114		6,114
Intangible assets under development [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	11,157	7,664
Acquisitions	4,208	3,511
Rescissions / disposals	(1)	(13)
Amortization other	724	(5)
Ending balance	16,088	11,157	7,664	11,157
Beginning balance	16,088	11,157	7,664	11,157
Intangible assets under development [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(4,220)	(3,288)
Rescissions / disposals		10
Exchange variation	(3)
Amortization other	(399)
Ending balance	(6,133)	(4,220)	(3,288)	(4,220)
Amortization expense	(1,511)	(942)
Beginning balance	(6,133)	(4,220)	(3,288)	(4,220)
Intangible assets under development [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(823)	(383)
Ending balance	(824)	(823)	(383)	(823)
Incresase	(1)	(440)
Beginning balance	(824)	(823)	(383)	(823)
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Beginning balance	4,447
Ending balance	4,468	4,447		4,447
Beginning balance	4,468	4,447		4,447
Other intangible assets [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	6,431	3,274
Acquisitions	1,041			3,413
Rescissions / disposals	(480)	(236)
Exchange variation	(41)	(20)
Amortization other	683
Ending balance	7,634	6,431	3,274	6,431
Beginning balance	7,634	6,431	3,274	6,431
Other intangible assets [member] | Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(1,984)	(1,410)
Rescissions / disposals	480	214
Exchange variation	28	3
Amortization other	(490)
Ending balance	(3,166)	(1,984)	(1,410)	(1,984)
Amortization expense	(1,200)	(791)
Beginning balance	R$ (3,166)	R$ (1,984)	(1,410)	(1,984)
Other intangible assets [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	10.00%	10.00%
Other intangible assets [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Annual amortization rates	20.00%	20.00%
Goodwill and intangible assets from acquisition [member]
IfrsStatementLineItems [Line Items]
Beginning balance	R$ 7,822
Ending balance	7,550	R$ 7,822		7,822
Beginning balance	7,550	7,822		7,822
Goodwill and intangible assets from acquisition [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Beginning balance	13,031	13,959
Exchange variation	(600)	(918)
Ending balance	12,431	13,031	13,959	13,031
Beginning balance	12,431	13,031	13,959	13,031
Goodwill and intangible assets from acquisition [member] | Accumulated impairment [member]
IfrsStatementLineItems [Line Items]
Beginning balance	(5,209)	(5,772)
Exchange variation	328	563
Ending balance	(4,881)	(5,209)	(5,772)	(5,209)
Beginning balance	R$ (4,881)	(5,209)	R$ (5,772)	(5,209)
Software licenses [Member]
IfrsStatementLineItems [Line Items]
Other intangible assets		R$ 327		R$ 327